Unaudited Interiom Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 1,211,573	$ 1,599,906	$ 4,073,440
Restricted cash		1,573
Accounts receivable, net		4,860,571	92,755,701
Inventories		5,502,404	3,915,456
Advances to suppliers, net	43,975,791	71,303,444	13,139,128
Prepayment and other current assets, net	4,141,916	3,851,247	2,935,644
Assets of discontinued operations - current	6,874,031	20,521,364
Total current assets	56,203,311	87,119,145	116,819,369
NON - CURRENT ASSETS:
Property and equipment, net		379,678	689,361
Intangible assets, net	38,267	44,007	55,486
Operating lease right-of-use assets		270,248	492,984
Deferred tax assets	10,859,094	9,734,267	7,172,814
Assets of discontinued operations - non-current	3,626,915	3,228,182
Total non - current assets	14,524,276	10,428,200	8,410,645
TOTAL ASSETS	70,727,587	97,547,345	125,230,014
CURRENT LIABILITIES:
Accounts payable	19,936,752	21,812,072	64,500,197
Accrued expenses and other payables	1,035,134	1,983,145	2,874,126
Advances from customers	539	30,131,748	4,572,765
Due to related parties	9,804,969	9,427,332	8,087,981
Deferred government grant, current		37,610	36,529
Operating lease liabilities, current		79,736	162,576
Income tax payable	14,146,946	14,510,079	14,285,918
Liabilities of discontinued operations - current	21,441,407	30,358,863
Total current liabilities	66,365,747	77,981,722	94,520,092
NON - CURRENT LIABILITIES:
Operating lease liabilities, non-current		73,596	167,428
Deferred government grant, non-current		59,527	98,784
Liabilities of discontinued operations - non-current	36,708	133,123
Total non - current liabilities	36,708	133,123	266,212
TOTAL LIABILITIES	66,402,455	78,114,845	94,786,304
SHAREHOLDERS’ EQUITY:
Additional paid-in capital	26,502,856	26,502,856	26,502,856
Statutory reserves	335,696	335,696	335,696
Retained earnings	(12,617,239)	2,304,543	9,743,823
Accumulated other comprehensive loss	(9,922,536)	(9,736,950)	(6,165,020)
Total shareholders’ equity	4,325,132	19,432,500	30,443,710
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	70,727,587	97,547,345	125,230,014
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY:
Ordinary Shares value	24,255	24,255	24,255
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY:
Ordinary Shares value	$ 2,100	2,100	$ 2,100
Previously Reported
CURRENT ASSETS:
Cash and cash equivalents		1,544,275
Restricted cash		1,573
Accounts receivable, net		4,860,571
Inventories
Advances to suppliers, net		56,414,753
Prepayment and other current assets, net		3,776,609
Assets of discontinued operations - current		20,521,364
Total current assets		87,119,145
NON - CURRENT ASSETS:
Property and equipment, net
Intangible assets, net		44,007
Operating lease right-of-use assets
Deferred tax assets		7,156,011
Assets of discontinued operations - non-current		3,228,182
Total non - current assets		10,428,200
TOTAL ASSETS		97,547,345
CURRENT LIABILITIES:
Accounts payable		19,909,752
Accrued expenses and other payables		926,140
Advances from customers		3,707,166
Due to related parties		9,240,203
Deferred government grant, current
Operating lease liabilities, current
Income tax payable		13,839,598
Liabilities of discontinued operations - current		30,358,863
Total current liabilities		77,981,722
NON - CURRENT LIABILITIES:
Operating lease liabilities, non-current
Deferred government grant, non-current
Liabilities of discontinued operations - non-current		133,123
Total non - current liabilities		133,123
TOTAL LIABILITIES		78,114,845
SHAREHOLDERS’ EQUITY:
Additional paid-in capital		26,502,856
Statutory reserves		335,696
Retained earnings		2,304,543
Accumulated other comprehensive loss		(9,736,950)
Total shareholders’ equity		19,432,500
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		97,547,345
Previously Reported | Class A Ordinary Shares
SHAREHOLDERS’ EQUITY:
Ordinary Shares value		24,255
Previously Reported | Class B Ordinary Shares
SHAREHOLDERS’ EQUITY:
Ordinary Shares value		$ 2,100